CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Current assets
Cash and cash equivalents	$ 17,383	¥ 113,423	¥ 60,871
Restricted cash	1,149	7,500	25,500
Accounts and bills receivable, net	4,964	32,393	26,960
Inventories	3,898	25,436	23,584
Advance to suppliers	1,128	7,359	6,277
Prepayments and other receivables	169	1,103	1,058
Assets held for sale	18,838	122,919
Deferred tax assets - current	1,065	6,947	1,266
Total current assets	48,594	317,080	145,516
Property, plant and equipment, net	17,059	111,308	302,642
Construction in progress	0	0
Lease prepayments, net	2,332	15,219	15,762
Advance to suppliers - long term, net	236	1,542	1,542
Deferred tax assets - non current	78	507	509
Total assets	68,299	445,656	465,971
Current liabilities
Short-term borrowings	9,962	65,000	65,000
Due to related parties	11,275	73,571	119,297
Accounts payables	3,943	25,730	19,532
Notes payable	2,299	15,000	41,000
Advance from customers	1,425	9,297	5,204
Accrued expenses and other payables	4,199	27,400	5,454
Total current liabilities	33,103	215,998	255,487
Deferred tax liabilities	284	1,854	2,290
Total liabilities	33,387	217,852	257,777
Shareholders' equity
Registered capital (of US$0.519008 par value; 5,000,000 shares authorized; 3,265,837 issued and outstanding)	2,042	13,323	13,323
Additional paid-in capital	47,802	311,907	311,907
Statutory reserve	5,738	37,441	37,441
Retained earnings	(20,798)	(135,707)	(155,317)
Cumulative translation adjustment	128	840	840
Total shareholders' equity	34,912	227,804	208,194
Total equity	34,912	227,804	208,194
Total liabilities and equity	$ 68,299	¥ 445,656	¥ 465,971